Report of the directors financial review risk report - Wholesale analysis (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
ECL estimates, % weight assigned	100.00%
Gross carrying amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	$ 2,007,707	$ 1,958,010
Gross carrying amount | Wholesale | Non-credit impaired | Stage 1
Disclosure of financial assets [line items]
Financial assets	1,838,904	1,830,264
Gross carrying amount | Wholesale | Non-credit impaired | Stage 2
Disclosure of financial assets [line items]
Financial assets	168,803	127,746
Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(2,423)	(2,205)
Allowance for ECL | Wholesale | Non-credit impaired | Stage 1
Disclosure of financial assets [line items]
Financial assets	(707)	(689)
Allowance for ECL | Wholesale | Non-credit impaired | Stage 2
Disclosure of financial assets [line items]
Financial assets	(1,685)	(1,516)
Allowance for ECL | Wholesale | Consensus Central scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(2,202)	(2,031)
Allowance for ECL | Wholesale | Consensus Central scenario allowance for ECL | Non-credit impaired | Stage 1
Disclosure of financial assets [line items]
Financial assets	(665)	(632)
Allowance for ECL | Wholesale | Consensus Central scenario allowance for ECL | Non-credit impaired | Stage 2
Disclosure of financial assets [line items]
Financial assets	(1,537)	(1,399)
Allowance for ECL | Wholesale | Consensus Upside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(1,808)	(1,612)
Allowance for ECL | Wholesale | Consensus Upside scenario allowance for ECL | Non-credit impaired | Stage 1
Disclosure of financial assets [line items]
Financial assets	(536)	(494)
Allowance for ECL | Wholesale | Consensus Upside scenario allowance for ECL | Non-credit impaired | Stage 2
Disclosure of financial assets [line items]
Financial assets	(1,272)	(1,118)
Allowance for ECL | Wholesale | Consensus Downside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(3,091)	(2,877)
Allowance for ECL | Wholesale | Consensus Downside scenario allowance for ECL | Non-credit impaired | Stage 1
Disclosure of financial assets [line items]
Financial assets	(837)	(797)
Allowance for ECL | Wholesale | Consensus Downside scenario allowance for ECL | Non-credit impaired | Stage 2
Disclosure of financial assets [line items]
Financial assets	(2,254)	(2,080)
Allowance for ECL | Wholesale | Downside 2 scenario allowance for ECL
Disclosure of financial assets [line items]
Increase (decrease) in ECL	1,400
Financial assets	(5,133)	(6,555)
Allowance for ECL | Wholesale | Downside 2 scenario allowance for ECL | Non-credit impaired | Stage 1
Disclosure of financial assets [line items]
Financial assets	(915)	(803)
Allowance for ECL | Wholesale | Downside 2 scenario allowance for ECL | Non-credit impaired | Stage 2
Disclosure of financial assets [line items]
Financial assets	$ (4,218)	(5,751)
UK | Wholesale
Disclosure of financial assets [line items]
ECL estimates, % weight assigned	100.00%
UK | Gross carrying amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	$ 439,863	432,160
UK | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(618)	(717)
UK | Allowance for ECL | Wholesale | Consensus Central scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(579)	(667)
UK | Allowance for ECL | Wholesale | Consensus Upside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(521)	(526)
UK | Allowance for ECL | Wholesale | Consensus Downside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(732)	(850)
UK | Allowance for ECL | Wholesale | Downside 2 scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(1,082)	(2,389)
US | Gross carrying amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	199,656	202,888
US | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(215)	(216)
US | Allowance for ECL | Wholesale | Consensus Central scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(191)	(201)
US | Allowance for ECL | Wholesale | Consensus Upside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(169)	(205)
US | Allowance for ECL | Wholesale | Consensus Downside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(298)	(247)
US | Allowance for ECL | Wholesale | Downside 2 scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (515)	(461)
Hong Kong | Wholesale
Disclosure of financial assets [line items]
ECL estimates, % weight assigned	100.00%
Hong Kong | Gross carrying amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	$ 467,487	450,966
Hong Kong | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(814)	(659)
Hong Kong | Allowance for ECL | Wholesale | Consensus Central scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(758)	(616)
Hong Kong | Allowance for ECL | Wholesale | Consensus Upside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(607)	(465)
Hong Kong | Allowance for ECL | Wholesale | Consensus Downside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(966)	(906)
Hong Kong | Allowance for ECL | Wholesale | Downside 2 scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(1,524)	(1,496)
Mainland China | Gross carrying amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	134,762	137,960
Mainland China | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(236)	(178)
Mainland China | Allowance for ECL | Wholesale | Consensus Central scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(190)	(141)
Mainland China | Allowance for ECL | Wholesale | Consensus Upside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(121)	(84)
Mainland China | Allowance for ECL | Wholesale | Consensus Downside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(387)	(329)
Mainland China | Allowance for ECL | Wholesale | Downside 2 scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(681)	(886)
Mexico | Gross carrying amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	35,806	34,713
Mexico | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(91)	(69)
Mexico | Allowance for ECL | Wholesale | Consensus Central scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(82)	(61)
Mexico | Allowance for ECL | Wholesale | Consensus Upside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(65)	(46)
Mexico | Allowance for ECL | Wholesale | Consensus Downside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(110)	(86)
Mexico | Allowance for ECL | Wholesale | Downside 2 scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(273)	(302)
UAE | Gross carrying amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	60,542	58,909
UAE | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(59)	(51)
UAE | Allowance for ECL | Wholesale | Consensus Central scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(57)	(49)
UAE | Allowance for ECL | Wholesale | Consensus Upside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(49)	(40)
UAE | Allowance for ECL | Wholesale | Consensus Downside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(65)	(58)
UAE | Allowance for ECL | Wholesale | Downside 2 scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(101)	(120)
France | Gross carrying amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	191,111	184,591
France | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(128)	(82)
France | Allowance for ECL | Wholesale | Consensus Central scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(118)	(80)
France | Allowance for ECL | Wholesale | Consensus Upside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(102)	(69)
France | Allowance for ECL | Wholesale | Consensus Downside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(143)	(97)
France | Allowance for ECL | Wholesale | Downside 2 scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(190)	(125)
Other geographies | Gross carrying amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	478,479	455,823
Other geographies | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(262)	(234)
Other geographies | Allowance for ECL | Wholesale | Consensus Central scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(227)	(216)
Other geographies | Allowance for ECL | Wholesale | Consensus Upside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(172)	(176)
Other geographies | Allowance for ECL | Wholesale | Consensus Downside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(390)	(304)
Other geographies | Allowance for ECL | Wholesale | Downside 2 scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (767)	$ (774)